Provisions Current and Non-current Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provisions [abstract]
Current	$ 17,853	$ 8,041
Non-current	285,327	240,111
Provisions	$ 303,180	$ 248,152